Background	9 Months Ended
Sep. 30, 2011
Background
Background

(1) Background

NuPathe Inc. (the “Company”) is an emerging biopharmaceutical company focused on the development and commercialization of branded therapeutics for diseases of the central nervous system. The Company was incorporated in Delaware on January 7, 2005 (“inception”) and has its principal office in Conshohocken, Pennsylvania.  The Company operates as a single business segment and is a development-stage company.